Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017